SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
Disclosure of operating segments [abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
    The partnership’s operations are organized into four operating segments which are regularly reviewed by the CODM for the purpose of allocating resources to the segment and to assess its performance. In the current period the partnership updated its segment reporting and removed Company EBITDA from its segment disclosures. In addition, the partnership has changed the name of its segment measure of profit and loss from Company FFO to Adjusted earnings from operations (“Adjusted EFO”). The method to calculate Adjusted EFO is unchanged from how the partnership previously calculated Company FFO. The CODM uses Adjusted EFO to assess performance and make resource allocation decisions. Adjusted EFO allows the CODM to evaluate the partnership’s segments on the basis of return on invested capital generated by its operations and allows the partnership to evaluate the performance of its segments on a levered basis. Adjusted EFO is calculated as net income and equity accounted income at the partnership’s economic ownership interest in consolidated subsidiaries and equity accounted investments, respectively, excluding the impact of depreciation and amortization, deferred income taxes, transaction costs, restructuring charges, unrealized revaluation gains or losses, impairment expense and other income or expense items that are not directly related to revenue generating activity. The partnership’s economic ownership interest in consolidated subsidiaries excludes amounts attributable to non-controlling interests consistent with how the partnership determines net income attributable to non-controlling interests in its IFRS consolidated statements of operating results. In order to provide additional insight regarding the partnership’s operating performance over the lifecycle of an investment, Adjusted EFO includes realized disposition gains or losses recorded in net income, other comprehensive income, or directly in equity, such as ownership changes. Adjusted EFO does not include legal and other provisions that may occur from time to time in the partnership’s operations and that are one-time or non-recurring and not directly tied to the partnership’s operations, such as those for litigation or contingencies. Adjusted EFO includes expected credit losses and bad debt allowances recorded in the normal course of the partnership’s operations.
    Other income (expense), net in the partnership’s IFRS consolidated statements of operating results includes amounts that are not related to revenue earning activities, and are not normal, recurring operating income and expenses necessary for business operations. These include revaluation gains and losses, transaction costs, restructuring charges, stand-up costs and business separation expenses, gains or losses on debt extinguishments or modifications, gains or losses on dispositions of property, plant and equipment, non-recurring and one-time provisions that may occur from time to time at one of the partnership’s operations that are not reflective of normal operations, and other items. Other income (expense), net included within Adjusted EFO in the tables below corresponds to items of other income (expense), net at the partnership’s economic ownership interest that are considered by the partnership when evaluating operating performance and returns on invested capital generated by its businesses and may include realized revaluation gains and losses, realized gains or losses on the disposition of property, plant and equipment, and other items. Refer to the tables below for additional details on items included therein.
    Gain (loss) on acquisitions/dispositions, net in Adjusted EFO reflects the partnership’s economic ownership interest in the gains or losses on acquisitions/dispositions recognized during the period in its IFRS consolidated statements of operating results that are considered by the partnership when evaluating the performance and returns on invested capital generated by its businesses.
    Gain (loss) on acquisitions/dispositions, net recorded in equity in Adjusted EFO corresponds to the partnership’s economic ownership interest in gains and losses recorded in the consolidated statements of changes in equity that have been realized through a completed disposition. Material realized disposition gains or losses may be recorded in equity on the partial disposition of a subsidiary where the partnership retains control or through the sale of an investment in securities accounted for as financial assets measured at fair value with changes in fair value recorded in other comprehensive income.
    The tables below provide each segment’s results at the partnership’s economic ownership interest, in the format that the CODM organizes reporting segments to make resource allocation decisions and assess performance. Amounts attributable to non-controlling interests are calculated based on the economic ownership interests held by non-controlling interests in consolidated subsidiaries. The tables below reconcile the partnership’s economic ownership interest in its consolidated results to the partnership’s IFRS consolidated statements of operating results.

	Year ended December 31, 2021
	Total attributable to the partnership					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$9,060	$1,928	$3,438	$—	$14,426	$32,161	$46,587
Direct operating costs (2)	(8,383)	(1,370)	(2,722)	(19)	(12,494)	(28,374)	(40,868)
General and administrative expenses	(146)	(68)	(88)	(107)	(409)	(603)	(1,012)
Gain (loss) on acquisitions /dispositions, net (3)	—	—	158	—	158	740	898
Gain (loss) on acquisitions /dispositions, net recorded in equity (3), (4)	—	—	414	—	414	—	414
Other income (expense), net (5)	24	(4)	12	—	32	29	61
Interest income (expense), net	(69)	(152)	(236)	(20)	(477)	(991)	(1,468)
Current income tax (expense) recovery (6)	(111)	(4)	(159)	47	(227)	(318)	(545)
Equity accounted Adjusted EFO (7)	22	66	62	—	150	112	262
Adjusted EFO	397	396	879	(99)	1,573
Depreciation and amortization expense (2), (8)					(780)	(1,503)	(2,283)
Impairment expense, net					(160)	(280)	(440)
Gain (loss) on acquisitions / dispositions, net (3)					474	451	925
Gain (loss) on acquisitions / dispositions, net recorded in equity(3), (4)					(414)	—	(414)
Current income tax (expense) recovery (6)					9	—	9
Other income (expense), net (5)					(42)	(53)	(95)
Deferred income tax (expense) recovery					132	239	371
Non-cash items attributable to equity accounted investments (7)					(149)	(100)	(249)
Net income (loss)					$643	$1,510	$2,153
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(1)Adjusted EFO and net income (loss) attributable to unitholders include Adjusted EFO and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, and special limited partnership unitholders.
(2)The sum of these amounts equates to direct operating costs of $43,151 million as per the IFRS consolidated statements of operating results.
(3)The sum of these amounts equates to the gain (loss) on acquisitions/dispositions, net of $1,823 million as per the IFRS consolidated statements of operating results. Gain (loss) on acquisitions/dispositions, net in Adjusted EFO of $158 million represents the partnership’s economic ownership interest in gains (losses) on dispositions of $141 million related to the disposition of the partnership’s investment in its graphite electrode operations, $14 million related to the disposition of investments in public securities, and other gains of $3 million.
(4)Gain (loss) on acquisitions/dispositions, net recorded in equity in Adjusted EFO of $414 million represents the partnership’s economic ownership interest in gains on dispositions of $245 million related to the disposition of the partnership’s investment in its graphite electrode operations and $169 million related to the disposition of an investment in public securities.
(5)The sum of these amounts equates to other income (expense), net of $(34) million as per the IFRS consolidated statements of operating results. Other income (expense), net in Adjusted EFO of $32 million includes $4 million of realized net revaluation losses and $36 million of other income. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $(42) million includes $79 million of net unrealized revaluation gains, $52 million of business separation expenses, stand-up costs and restructuring charges, $24 million of transaction costs, $14 million of net loss on debt extinguishment/modification and $31 million of other expenses.
(6)The sum of these amounts equates to current income tax (expense) recovery of $(536) million as per the IFRS consolidated statements of operating results.
(7)The sum of these amounts equates to equity accounted income (loss), net of $13 million as per the IFRS consolidated statements of operating results.
(8)For the year ended December 31, 2021, depreciation and amortization expense by segment is as follows: business services $465 million, infrastructure services $705 million, industrials $1,113 million, and corporate and other $nil.

	Year ended December 31, 2020
	Total attributable to the partnership					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$7,611	$1,900	$2,965	$—	$12,476	$25,159	$37,635
Direct operating costs (2)	(7,220)	(1,340)	(2,303)	(11)	(10,874)	(21,591)	(32,465)
General and administrative expenses	(136)	(75)	(91)	(82)	(384)	(584)	(968)
Gain (loss) on acquisitions /dispositions, net (3)	61	—	24	—	85	219	304
Other income (expense), net (4)	4	(29)	—	—	(25)	(27)	(52)
Interest income (expense), net	(62)	(163)	(255)	(6)	(486)	(996)	(1,482)
Current income tax (expense) recovery	(41)	(3)	(29)	40	(33)	(251)	(284)
Equity accounted Adjusted EFO (5)	12	74	25	—	111	114	225
Adjusted EFO	229	364	336	(59)	870
Depreciation and amortization expense (2), (6)					(719)	(1,446)	(2,165)
Impairment expense, net					(112)	(151)	(263)
Gain (loss) on acquisitions /dispositions, net (3)					(11)	(19)	(30)
Other income (expense), net (4)					(121)	284	163
Deferred income tax (expense) recovery					37	93	130
Non-cash items attributable to equity accounted investments (5)					(113)	(55)	(168)
Net income (loss)					$(169)	$749	$580
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(1)Adjusted EFO and net income (loss) attributable to unitholders include Adjusted EFO and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, and special limited partnership unitholders.
(2)The sum of these amounts equates to direct operating costs of $34,630 million as per the IFRS consolidated statements of operating results.
(3)The sum of these amounts equates to the gain (loss) on acquisitions/dispositions, net of $274 million as per the IFRS consolidated statements of operating results. Gain (loss) on acquisitions/dispositions, net in Adjusted EFO of $85 million represents the partnership’s economic ownership interest in gains (losses) of $47 million related to the disposition of the partnership’s cold storage business, $15 million related to the sale of the pathology business at the partnership’s healthcare services operations, $25 million related to the partnership’s sale of investments in public securities and other disposition losses of $2 million.
(4)The sum of these amounts equates to other income (expense), net of $111 million as per the IFRS consolidated statements of operating results. Other income (expense), net in Adjusted EFO of $(25) million includes $28 million of realized net revaluation losses and $3 million of other income. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $(121) million includes $168 million of unrealized net revaluation gains, $134 million of provisions for potential productivity impacts and damages related to business interruption and work stoppages which are not considered normal or recurring, $67 million of non-recurring, one-time provisions including product line exits, contract write-offs and production relocation costs, as a result of the recapitalization of one of the partnership’s operations, $60 million of business separation expenses, stand-up costs and restructuring charges, $30 million of transaction costs, $8 million of net gains on debt extinguishment/modification and $6 million of other expenses.
(5)The sum of these amounts equates to equity accounted income (loss), net of $57 million as per the IFRS consolidated statements of operating results.
(6)For the year ended December 31, 2020, depreciation and amortization expense by segment is as follows: business services $435 million, infrastructure services $665 million, industrials $1,065 million, corporate and other $nil.

	Year ended December 31, 2019
	Total attributable to the partnership					Attributable to non-controlling interests	As per IFRS Financials
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total (1)
Revenues	$8,927	$1,815	$2,549	$—	$13,291	$29,741	$43,032
Direct operating costs (2)	(8,607)	(1,324)	(1,886)	(9)	(11,826)	(26,501)	(38,327)
General and administrative expenses	(136)	(53)	(70)	(86)	(345)	(487)	(832)
Gain (loss) on acquisitions /dispositions, net (3)	342	—	64	(1)	405	321	726
Other income (expense), net (4)	(1)	(9)	(5)	—	(15)	(10)	(25)
Interest income (expense), net	(50)	(138)	(208)	37	(359)	(915)	(1,274)
Current income tax (expense) recovery	(75)	—	(71)	22	(124)	(200)	(324)
Equity accounted Adjusted EFO (5)	32	23	20	—	75	124	199
Adjusted EFO	432	314	393	(37)	1,102
Depreciation and amortization expense (2), (6)					(571)	(1,233)	(1,804)
Impairment expense, net					(303)	(306)	(609)
Other income (expense), net (4)					(149)	(226)	(375)
Deferred income tax (expense) recovery					38	94	132
Non-cash items attributable to equity accounted investments (5)					(29)	(56)	(85)
Net income (loss)					$88	$346	$434
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(1)Adjusted EFO and net income (loss) attributable to unitholders include Adjusted EFO and net income (loss) attributable to limited partnership unitholders, general partnership unitholders, redemption-exchange unitholders, and special limited partnership unitholders.
(2)The sum of these amounts equates to direct operating costs of $40,131 million as per the IFRS consolidated statements of operating results.
(3)Gain (loss) on acquisitions/dispositions, net in Adjusted EFO of $405 million represents partnership’s economic ownership interest in gains (losses) of $182 million related to the sale of the partnership’s global executive relocation business, $157 million related to the disposition of the partnership’s facilities management business, $47 million related to the sale of the partnership’s palladium mining operations and other disposition gains of $19 million.
(4)The sum of these amounts equates to other income (expense), net of $(400) million as per the IFRS consolidated statements of operating results. Other income (expense), net in Adjusted EFO of $(15) million includes $17 million of realized net revaluation losses and $2 million of other income. Other income (expense), net at the partnership’s economic ownership interest that is excluded from Adjusted EFO of $(149) million includes $69 million of restructuring charges, $48 million of transaction costs and $32 million of other expenses.
(5)The sum of these amounts equates to equity accounted income (loss), net of $114 million as per the IFRS consolidated statements of operating results.
(6)For the year ended December 31, 2019, depreciation and amortization expense by segment is as follows: business services $305 million, infrastructure services $686 million, industrials $813 million, and corporate and other $nil.
Segment Assets
    For the purpose of monitoring segment performance and allocating resources between segments, the CODM monitors the assets, including investments accounted for using the equity method, attributable to each segment.
    The following is an analysis of the partnership’s assets by reportable operating segment as at December 31, 2021 and 2020:

	As at December 31, 2021
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Total assets	$20,376	$16,380	$27,315	$148	$64,219

	As at December 31, 2020
(US$ MILLIONS)	Business services	Infrastructure services	Industrials	Corporate and other	Total
Total assets	$19,884	$10,839	$23,929	$94	$54,746
Non-current assets (1)

(US$ MILLIONS)	2021	2020
United States of America	$10,989	$8,915
Europe	13,138	8,505
Canada	7,101	6,777
Australia	5,380	5,420
Brazil	4,971	3,673
Mexico	1,855	2,097
United Kingdom	2,326	1,663
Other	3,041	3,203
Total non-current assets	$48,801	$40,253
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(1)Non-current assets comprise financial assets, property, plant and equipment, intangible assets, equity accounted investments, goodwill and other non-current assets.